Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.8%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month LIBOR + 0.78%, 3.86% (A), 05/25/2034	$ 87,337	$ 86,495
AMMC CLO 16 Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 3.46% (A), 04/14/2029 (B)	262,843	259,727
AMMC CLO XII Ltd.
Series 2013-12A, Class AR2,
3-Month LIBOR + 0.95%, 3.86% (A), 11/10/2030 (B)	1,800,000	1,758,134
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month LIBOR + 1.05%, 3.56% (A), 07/15/2030 (B)	300,000	294,027
Apidos CLO XXVII
Series 2017-27A, Class A1R,
3-Month LIBOR + 0.93%, 3.67% (A), 07/17/2030 (B)	600,000	586,942
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 3.92% (A), 05/15/2036 (B)	500,000	490,252
Series 2022-FL1, Class A,
1-Month SOFR + 1.45%, 3.74% (A), 01/15/2037 (B)	600,000	589,013
ARES L CLO Ltd.
Series 2018-50A, Class AR,
3-Month LIBOR + 1.05%, 3.56% (A), 01/15/2032 (B)	700,000	677,478
Barings CLO Ltd.
Series 2013-IA, Class AR,
3-Month LIBOR + 0.80%, 3.51% (A), 01/20/2028 (B)	145,127	143,029
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month LIBOR + 1.13%, 4.42% (A), 06/15/2031 (B)	1,200,000	1,156,625
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR,
3-Month LIBOR + 0.95%, 3.87% (A), 08/14/2030 (B)	600,000	585,290
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 3.73% (A), 10/24/2030 (B)	900,000	878,846
Elevation CLO Ltd.
Series 2017-8A, Class A1R2,
3-Month LIBOR + 0.95%, 3.73% (A), 10/25/2030 (B)	350,000	339,090

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 3.74% (A), 07/25/2035	$ 5,488	$ 5,811
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 4.15% (A), 06/25/2035	301,791	290,267
Gallatin CLO IX Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 3.78% (A), 01/21/2028 (B)	261,099	258,044
HERA Commercial Mortgage Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.05%, 4.04% (A), 02/18/2038 (B)	800,000	777,475
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 3.34% (A), 06/25/2037	226,806	225,727
KKR CLO 9 Ltd.
Series 9, Class AR2,
3-Month LIBOR + 0.95%, 3.46% (A), 07/15/2030 (B)	300,000	291,607
LCM XIII LP
Series 13A, Class AR3,
3-Month LIBOR + 0.87%, 3.61% (A), 07/19/2027 (B)	648,759	637,103
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 3.71% (A), 07/20/2030 (B)	400,000	389,886
LCM XXV Ltd.
Series 25A, Class AR,
3-Month SOFR + 1.10%, 3.58% (A), 07/20/2030 (B)	800,000	778,361
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.17%, 3.99% (A), 06/15/2039 (B)	600,000	586,272
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A,
1-Month SOFR + 1.55%, 3.83% (A), 01/17/2037 (B)	700,000	686,664
Magnetite XVIII Ltd.
Series 2016-18A, Class AR2,
3-Month LIBOR + 0.88%, 3.79% (A), 11/15/2028 (B)	196,118	192,484
Man GLG Euro CLO
Series 6A, Class AR,
3-Month EURIBOR + 0.81%, 0.81% (A), 10/15/2032 (B)	EUR 499,842	475,486
Marble Point CLO X Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.04%, 3.55% (A), 10/15/2030 (B)	$ 400,000	386,658

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MASTR Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 3.91% (A), 10/25/2034	$ 252,587	$ 244,586
MidOcean Credit CLO II
Series 2013-2A, Class ARR,
3-Month LIBOR + 1.03%, 3.84% (A), 01/29/2030 (B)	265,531	259,654
MidOcean Credit CLO VIII
Series 2018-8A, Class A1R,
3-Month LIBOR + 1.05%, 4.03% (A), 02/20/2031 (B)	300,000	291,213
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 3.78% (A), 12/26/2031 (B)	10,724	10,646
OZLM XVI Ltd.
Series 2017-16A, Class A1R,
3-Month LIBOR + 1.03%, 3.95% (A), 05/16/2030 (B)	400,000	389,399
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 4.03% (A), 11/25/2065 (B)	259,614	257,664
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 4.06% (A), 06/25/2035	144,064	143,515
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.03%, 3.81% (A), 10/23/2030 (B)	600,000	585,391
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 4.27% (A), 02/17/2032 (B)	467,401	466,372
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR,
3-Month LIBOR + 1.21%, 3.92% (A), 07/20/2032 (B)	200,000	190,373
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR,
3-Month LIBOR + 0.90%, 3.68% (A), 01/23/2029 (B)	244,245	239,423
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 3.76% (A), 07/25/2030 (B)	600,000	580,063
Sound Point CLO XVII Ltd.
Series 2017-3A, Class A1R,
3-Month LIBOR + 0.98%, 3.69% (A), 10/20/2030 (B)	800,000	773,449

	Principal	Value
ASSET-BACKED SECURITIES (continued)
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR + 1.35%, 3.64% (A), 11/15/2038 (B)	$ 800,000	$ 778,428
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 4.08% (A), 05/25/2058 (B)	166,640	163,444
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR + 1.65%, 3.94% (A), 02/15/2039 (B)	700,000	685,917
Venture XIV CLO Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 4.07% (A), 08/28/2029 (B)	1,177,285	1,152,974
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month LIBOR + 0.95%, 4.48% (A), 06/20/2029 (B)	442,190	433,248
Vibrant CLO VII Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 3.75% (A), 09/15/2030 (B)	300,000	291,581
Voya CLO Ltd.
Series 2017-IA, Class A1R,
3-Month LIBOR + 0.95%, 3.69% (A), 04/17/2030 (B)	296,088	288,959

Total Asset-Backed Securities (Cost $22,664,389)		22,053,092

CORPORATE DEBT SECURITIES - 19.3%
Aerospace & Defense - 0.2%
Boeing Co.
3.60%, 05/01/2034	200,000	149,911
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	300,000	263,741
3.95%, 06/15/2023 (C)	200,000	191,750

		605,402

Airlines - 0.6%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	448,073	386,998
3.25%, 04/15/2030	149,367	116,090
3.50%, 08/15/2033	86,443	62,564
4.00%, 01/15/2027	43,648	37,321
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	226,711	189,556
3.80%, 03/20/2033 (B)	295,444	265,446
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	150,763	124,386
United Airlines Pass-Through Trust
2.88%, 04/07/2030	685,909	587,999
3.10%, 04/07/2030	685,909	529,345

		2,299,705

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.1%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	$ 600,000	$ 515,333

Banks - 5.5%
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	690,584
Banco Santander SA
3.49%, 05/28/2030	200,000	160,370
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (D)	400,000	392,000
Bank of America Corp.
Fixed until 07/22/2027, 4.95% (A), 07/22/2028	800,000	769,018
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	700,000	687,372
Barclays PLC
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	1,000,000	960,864
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (A), 01/20/2028 (B) (C)	200,000	170,869
Fixed until 02/25/2031 (E), 4.63% (A) (B) (C)	400,000	256,078
Fixed until 08/16/2029 (E), 7.75% (A) (B)	700,000	645,960
Citigroup, Inc.
Fixed until 02/18/2026 (E), 3.88% (A)	1,400,000	1,154,482
4.40%, 06/10/2025	1,200,000	1,167,284
Citizens Bank NA
Fixed until 08/09/2027, 4.58% (A), 08/09/2028	400,000	380,849
HSBC Holdings PLC
1.75%, 07/24/2027	GBP 600,000	538,112
Fixed until 03/09/2026 (E), 4.00% (A) (C)	$ 300,000	240,000
Fixed until 12/17/2030 (E), 4.60% (A)	600,000	416,094
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	500,000	444,399
ING Groep NV
Fixed until 03/28/2025, 3.87% (A), 03/28/2026	700,000	663,711
JPMorgan Chase & Co.
Fixed until 06/01/2028, 2.07% (A), 06/01/2029	1,900,000	1,541,213
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	363,815
4.55%, 08/16/2028 (C)	1,400,000	1,275,877
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	533,305
Fixed until 01/19/2027, 2.34% (A), 01/19/2028	500,000	432,010
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	500,000	422,584
Fixed until 09/13/2027, 5.41% (A), 09/13/2028 (C)	500,000	489,292
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	546,466
Fixed until 09/30/2027, 5.52% (A), 09/30/2028	500,000	474,757
Nordea Bank Abp
5.38%, 09/22/2027	200,000	195,017
Santander Holdings USA, Inc.
3.45%, 06/02/2025	500,000	468,313
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	500,000	372,008

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Societe Generale SA
4.68%, 06/15/2027 (B)	$ 800,000	$ 762,133
Stichting AK Rabobank Certificaten
6.50% (F), 12/29/2049 (D) (E)	EUR 735,350	661,224
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 1,000,000	765,600
Synchrony Bank
5.40%, 08/22/2025	500,000	487,592
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	500,000	454,808
Fixed until 07/25/2027, 4.81% (A), 07/25/2028	800,000	763,330

		20,747,390

Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	300,000	280,370
5.15%, 05/15/2038 (B)	100,000	85,664

		366,034

Biotechnology - 0.2%
Amgen, Inc.
4.20%, 02/22/2052	500,000	392,008
4.40%, 05/01/2045	500,000	406,926

		798,934

Building Products - 0.2%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	800,000	657,367

Capital Markets - 1.7%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	600,000	570,000
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (E)	300,000	267,000
Credit Suisse Group AG
3.75%, 03/26/2025	2,900,000	2,701,862
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (D)	EUR 300,000	222,207
Fixed until 05/28/2031, 3.04% (A), 05/28/2032 (G)	$ 500,000	358,173
Goldman Sachs Group, Inc.
Fixed until 06/15/2026, 4.39% (A), 06/15/2027	200,000	190,595
JAB Holdings BV
2.20%, 11/23/2030 (B)	250,000	185,188
Lazard Group LLC
4.38%, 03/11/2029	100,000	91,770
Macquarie Group Ltd.
Fixed until 08/09/2025, 5.11% (A), 08/09/2026 (B)	400,000	391,877
Moody’s Corp.
4.25%, 08/08/2032	100,000	90,582
5.25%, 07/15/2044	100,000	91,948
Nomura Holdings, Inc.
2.33%, 01/22/2027	600,000	514,737
UBS Group AG
4.13%, 09/24/2025 (B)	400,000	382,010
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	379,343

		6,437,292

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
Sasol Financing USA LLC
5.88%, 03/27/2024	$ 300,000	$ 290,880
Syngenta Finance NV
4.44%, 04/24/2023 (B)	200,000	198,826

		489,706

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	500,000	437,142

Consumer Finance - 0.1%
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	300,000	253,807

Containers & Packaging - 0.3%
Amcor Flexibles North America, Inc.
2.63%, 06/19/2030	500,000	401,473
Berry Global, Inc.
1.57%, 01/15/2026	100,000	87,149
4.88%, 07/15/2026 (B)	700,000	658,000

		1,146,622

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 04/03/2026	300,000	279,966
Aircastle Ltd.
4.13%, 05/01/2024	200,000	192,227
4.25%, 06/15/2026	200,000	179,456
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	400,000	387,342
Brookfield Finance, Inc.
3.90%, 01/25/2028 (C)	700,000	630,736
DAE Funding LLC
1.55%, 08/01/2024 (B)	300,000	274,160
2.63%, 03/20/2025 (B)	600,000	548,903
Doric Nimrod Air Alpha Pass-Through Trust
5.25%, 05/30/2025 (B)	25,129	24,764
Helios Leasing I LLC
1.56%, 09/28/2024	36,137	34,360
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	600,000	563,107
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	400,000	341,984

		3,457,005

Diversified Telecommunication Services - 0.1%
Bell Telephone Co. of Canada / Bell Canada
4.30%, 07/29/2049	300,000	238,513
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	157,828

		396,341

Electric Utilities - 2.1%
Alabama Power Co.
4.15%, 08/15/2044	400,000	323,944
Arizona Public Service Co.
2.65%, 09/15/2050	200,000	114,277
Duke Energy Carolinas LLC
4.25%, 12/15/2041	400,000	334,522
Duke Energy Progress LLC
4.00%, 04/01/2052	200,000	156,687
Enel Finance International NV
4.63%, 06/15/2027 (B)	600,000	557,729

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Mississippi LLC
2.85%, 06/01/2028	$ 1,300,000	$ 1,133,876
FirstEnergy Corp.
1.60%, 01/15/2026	600,000	517,500
Georgia Power Co.
3.25%, 03/15/2051	100,000	65,960
4.70%, 05/15/2032	600,000	561,660
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	700,000	529,506
Northern States Power Co.
2.60%, 06/01/2051	100,000	62,151
Pacific Gas & Electric Co.
3.30%, 12/01/2027	100,000	84,287
3.50%, 06/15/2025 (H)	240,000	216,459
3.75%, 08/15/2042	800,000	506,677
4.25%, 03/15/2046	600,000	403,281
Southern California Edison Co.
3.90%, 03/15/2043	200,000	148,078
4.00%, 04/01/2047	900,000	655,804
4.05%, 03/15/2042	100,000	74,533
4.65%, 10/01/2043	100,000	82,177
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	980,313
Xcel Energy, Inc.
4.60%, 06/01/2032	300,000	278,352

		7,787,773

Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd.
4.88%, 06/15/2029	300,000	271,049

Equity Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	700,000	649,896
American Tower Corp.
4.00%, 06/01/2025	1,250,000	1,203,775
4.05%, 03/15/2032	300,000	258,244
Essex Portfolio LP
4.00%, 03/01/2029	700,000	634,178
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	600,000	548,926
Hudson Pacific Properties LP
5.95%, 02/15/2028 (C)	200,000	191,637
National Retail Properties, Inc.
4.80%, 10/15/2048	700,000	580,617
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	300,000	211,558
STORE Capital Corp.
2.75%, 11/18/2030	400,000	352,472
UDR, Inc.
3.00%, 08/15/2031	400,000	318,414
VICI Properties LP
4.75%, 02/15/2028	500,000	460,101

		5,409,818

Food & Staples Retailing - 0.0% (I)
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	73,295	64,295

Food Products - 0.0% (I)
Conagra Brands, Inc.
5.30%, 11/01/2038	200,000	175,517

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.4%
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (B)	$ 700,000	$ 659,142
Southern California Gas Co.
4.13%, 06/01/2048	900,000	701,479

		1,360,621

Health Care Providers & Services - 0.7%
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	561,318
Banner Health
1.90%, 01/01/2031	400,000	306,710
CHRISTUS Health
4.34%, 07/01/2028	600,000	560,998
DaVita, Inc.
4.63%, 06/01/2030 (B)	100,000	77,000
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	262,496
HCA, Inc.
4.13%, 06/15/2029	200,000	175,338
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	400,000	351,989
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	545,613

		2,841,462

Hotels, Restaurants & Leisure - 0.2%
GLP Capital LP / GLP Financing II, Inc.
5.38%, 04/15/2026	100,000	95,651
Marriott International, Inc.
2.85%, 04/15/2031	300,000	235,445
Sands China Ltd.
4.30%, 01/08/2026	400,000	340,431

		671,527

Insurance - 0.3%
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	200,000	161,433
First American Financial Corp.
4.30%, 02/01/2023	100,000	99,638
GA Global Funding Trust
2.90%, 01/06/2032 (B)	400,000	303,876
Liberty Mutual Group, Inc.
5.50%, 06/15/2052 (B)	500,000	431,049

		995,996

Interactive Media & Services - 0.1%
Tencent Holdings Ltd.
3.98%, 04/11/2029 (B)	300,000	268,644

Internet & Direct Marketing Retail - 0.1%
Prosus NV
3.26%, 01/19/2027 (B)	400,000	334,998

IT Services - 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (B)	100,000	86,068
Global Payments, Inc.
4.95%, 08/15/2027	800,000	762,276

		848,344

Life Sciences Tools & Services - 0.0% (I)
Illumina, Inc.
2.55%, 03/23/2031	200,000	153,206

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.1%
Weir Group PLC
2.20%, 05/13/2026 (B)	$ 500,000	$ 420,232

Media - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	1,200,000	973,500
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	58,388
4.20%, 03/15/2028	800,000	718,599
4.40%, 04/01/2033	400,000	330,089
4.80%, 03/01/2050	300,000	216,445
Comcast Corp.
2.94%, 11/01/2056	2,152,000	1,284,694
Discovery Communications LLC
4.00%, 09/15/2055	608,000	358,471
SES SA
3.60%, 04/04/2023 (B)	200,000	197,149

		4,137,335

Metals & Mining - 0.0% (I)
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (B)	200,000	153,532

Multi-Utilities - 0.0% (I)
NiSource, Inc.
5.00%, 06/15/2052	200,000	174,579

Oil, Gas & Consumable Fuels - 0.9%
Aker BP ASA
4.00%, 01/15/2031 (B)	200,000	169,717
Boardwalk Pipelines LP
3.40%, 02/15/2031	600,000	482,455
Energy Transfer LP
4.75%, 01/15/2026	100,000	96,411
5.80%, 06/15/2038	700,000	613,247
7.50%, 07/01/2038	150,000	150,926
Enterprise Products Operating LLC
3.20%, 02/15/2052	560,000	357,473
Flex Intermediate Holdco LLC
4.32%, 12/30/2039 (B)	100,000	70,924
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	500,000	483,133
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	700,000	574,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	164,941
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	200,000	205,660
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	40,000	38,080

		3,406,967

Pharmaceuticals - 0.4%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,600,000	1,324,171
Jazz Securities DAC
4.38%, 01/15/2029 (B)	200,000	172,750

		1,496,921

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	$ 239,000	$ 187,801
2.88%, 02/15/2025 (B)	100,000	90,472
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	84,000	82,006

		360,279

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	400,000	273,406
Skyworks Solutions, Inc.
1.80%, 06/01/2026	400,000	346,517

		619,923

Software - 0.3%
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,176,621

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	594,000	626,621
Seagate HDD Cayman
4.13%, 01/15/2031	700,000	525,196

		1,151,817

Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	535,000	502,586

Total Corporate Debt Securities (Cost $86,513,763)		73,392,122

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Canada - 0.4%
Province of Quebec
2.50%, 04/20/2026 (C)	1,700,000	1,585,100

Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	600,000	451,112

Indonesia - 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	600,000	576,081

Japan - 0.6%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	2,400,000	2,342,762

Peru - 0.2%
Peru Government International Bonds
5.94%, 02/12/2029 (D)	PEN 900,000	197,636
5.94%, 02/12/2029 (B)	400,000	87,838
8.20%, 08/12/2026 (B)	1,200,000	311,679

		597,153

Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/2029	$ 300,000	247,500

Romania - 0.1%
Romania Government International Bonds
2.13%, 03/07/2028 (B)	EUR 400,000	303,933

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania (continued)
Romania Government International Bonds (continued)
2.63%, 12/02/2040 (B)	$ 200,000	$ 99,981
3.75%, 02/07/2034 (B)	200,000	135,247

		539,161

Total Foreign Government Obligations (Cost $7,336,943)		6,338,869

LOAN ASSIGNMENTS - 0.3%
Banks - 0.1%
BCPE Empire Holdings, Inc.
Term Loan,
1-Month SOFR + 4.63%, 7.76% (A), 06/11/2026	298,500	288,799

Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61%, 10/15/2038 (J) (K) (L)	742,996	627,566

IT Services - 0.1%
Virtusa Corp.
1st Lien Term Loan B,
1-Month LIBOR + 3.75%, 6.87% (A), 02/11/2028	295,500	281,833

Total Loan Assignments (Cost $1,314,576)		1,198,198

MORTGAGE-BACKED SECURITIES - 3.9%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	138,651	127,909
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 3.87% (A), 04/15/2036 (B)	700,000	688,055
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month SOFR + 1.34%, 4.19% (A), 02/15/2039 (B)	800,000	769,685
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.56%, 3.64% (A), 05/25/2037	285,953	280,786
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month LIBOR + 0.60%, 3.68% (A), 05/25/2035	30,093	23,649
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	700,000	639,809
CSWF Corp.
Series 2021-SOP2, Class A,
1-Month LIBOR + 0.97%, 3.78% (A), 06/15/2034 (B)	674,371	650,697
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,600,000	1,509,904
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month LIBOR + 1.15%, 3.97% (A), 10/15/2043 (B)	300,000	289,096

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 3.90% (A), 07/15/2038 (B)	$ 695,718	$ 673,858
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.24% (A), 07/19/2035	61,400	45,887
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	900,000	846,573
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B)	801,331	771,441
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 3.76% (A), 04/25/2028	166,148	157,799
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	274,253	262,038
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,516,786
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.08% (A), 12/15/2048	932,963	882
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 3.60% (A), 05/25/2035	22,932	22,037
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	1,000,000	864,691
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	478,722	448,384
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	269,946	245,236
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 3.91% (A), 11/15/2038 (B)	700,000	656,119
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month LIBOR + 0.24%, 3.32% (A), 03/25/2035	282,126	218,752
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 2.73% (A), 10/20/2051	GBP 910,997	1,013,014
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 190,242	179,171

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
12-MTA + 1.05%, 2.15% (A), 08/25/2046	$ 494,451	$ 438,309
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	1,500,000	1,287,916

Total Mortgage-Backed Securities (Cost $16,005,256)		14,628,483

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	231,299
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	233,201
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	360,455

		824,955

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	500,000	410,980

Texas - 0.2%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	600,000	549,432

Total Municipal Government Obligations (Cost $2,136,251)		1,785,367

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.8%
Federal Home Loan Bank
SOFR + 0.02%, 3.00% (A), 01/06/2023 - 01/10/2023	7,600,000	7,600,285
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	461,612	448,582
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.34% (A), 04/25/2028	1,700,000	1,588,648
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.72% (A), 01/15/2038	535,374	536,063
1-Month LIBOR + 0.40%, 3.22% (A), 02/15/2041 - 09/15/2045	484,034	479,122
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
0.11% (A), 01/15/2038	535,374	18,449
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 3.07% (A), 09/15/2043	614,277	61,791
Federal National Mortgage Association
3.50%, 06/01/2045	68,785	63,205
4.00%, 09/01/2050	1,678,054	1,573,385
4.50%, 04/01/2028 - 10/01/2041	163,384	159,967

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 3.63% (A), 02/25/2041	$ 61,954	$ 61,921
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	266,453	15,699
Government National Mortgage Association REMIC
1-Month LIBOR + 0.80%, 3.16% (A), 05/20/2066 - 06/20/2066	2,296,505	2,281,234
Tagua Leasing LLC
1.58%, 11/16/2024	40,665	39,374
Uniform Mortgage-Backed Security
3.00%, TBA (M)	5,800,000	5,048,915
3.50%, TBA (M)	1,200,000	1,079,206
4.00%, TBA (M)	10,900,000	10,106,770
4.50%, TBA (M)	2,200,000	2,093,118

Total U.S. Government Agency Obligations (Cost $34,356,542)		33,255,734

U.S. GOVERNMENT OBLIGATIONS - 13.0%
U.S. Treasury - 13.0%
U.S. Treasury Bonds
1.13%, 05/15/2040 (N)	5,060,000	3,162,500
1.38%, 11/15/2040 (N)	6,550,000	4,234,984
1.75%, 08/15/2041	13,800,000	9,440,062
1.88%, 02/15/2041 (N)	4,600,000	3,257,555
1.88%, 11/15/2051	410,000	271,145
2.00%, 11/15/2041	5,400,000	3,865,641
2.25%, 05/15/2041 (N)	1,300,000	982,820
2.25%, 08/15/2049 (N) (O)	420,000	307,420
2.25%, 02/15/2052	900,000	653,766
2.38%, 02/15/2042	500,000	383,203
2.88%, 11/15/2046 (C) (N)	1,598,000	1,306,677
2.88%, 05/15/2052	1,000,000	838,750
3.00%, 11/15/2045	70,000	58,486
3.00%, 02/15/2048 - 08/15/2048 (N)	3,420,000	2,886,632
3.13%, 11/15/2041 - 05/15/2048 (N)	5,830,000	5,061,963
3.25%, 05/15/2042	2,800,000	2,485,437
3.38%, 08/15/2042	600,000	543,563
4.38%, 05/15/2041 (N)	4,500,000	4,714,453
U.S. Treasury Bonds, Principal Only STRIPS Zero Coupon, 05/15/2050 (C)	3,000,000	1,062,559
U.S. Treasury Notes
2.63%, 05/31/2027	4,100,000	3,850,957

Total U.S. Government Obligations (Cost $67,729,217)		49,368,573

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 1.1%
Federal Home Loan Bank
3-Month SOFR + 0.01%, 2.97% (A), 12/29/2022	4,300,000	4,300,235

Total Short-Term U.S. Government Agency Obligation (Cost $4,300,000)		4,300,235

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 27.3%
U.S. Cash Management Bills
3.64% (P), 01/17/2023	10,000,000	9,900,618
U.S. Treasury Bills
2.10% (P), 10/25/2022 (Q)	10,100,000	10,084,361
2.15% (P), 10/13/2022 (C)	1,900,000	1,898,647
2.23% (P), 11/01/2022 (C)	10,200,000	10,177,630
2.52% (P), 10/20/2022 (C)	10,700,000	10,687,355

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
2.53% (P), 10/18/2022 (C)	$ 10,900,000	$ 10,888,842
2.57% (P), 10/27/2022 (C)	28,800,000	28,750,656
2.80% (P), 11/25/2022 (C)	10,800,000	10,755,228
2.94% (P), 12/01/2022 (C)	10,400,000	10,350,699

Total Short-Term U.S. Government Obligations (Cost $103,483,958)		103,494,036

	Shares	Value
OTHER INVESTMENT COMPANY - 10.1%
Securities Lending Collateral - 10.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (P)	38,364,908	38,364,908

Total Other Investment Company (Cost $38,364,908)		38,364,908

	Principal	Value
REPURCHASE AGREEMENTS - 19.9%
BNP Paribas SA, 2.95% (P), dated 09/30/2022, to be repurchased at $12,503,073 on 10/03/2022. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2024, and with a value of $12,743,537.	$ 12,500,000	12,500,000
Deutsche Bank Securities, Inc., 2.92% (P), dated 09/30/2022, to be repurchased at $60,214,649 on 10/03/2022. Collateralized by a U.S. Government Obligation, 4.25%, due 09/30/2024, and with a value of $61,397,719.	60,200,000	60,200,000
Fixed Income Clearing Corp., 1.10% (P), dated 09/30/2022, to be repurchased at $2,972,018 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2023, and with a value of $3,031,288.	2,971,745	2,971,745

Total Repurchase Agreements (Cost $75,671,745)		75,671,745

Total Investments Excluding Options Purchased (Cost $459,877,548)		423,851,362
Total Options Purchased - 1.1% (Cost $3,935,188)		4,161,500

Total Investments (Cost $463,812,736)		428,012,862
Net Other Assets (Liabilities) - (12.8)%		(48,680,533)

Net Assets - 100.0%		$ 379,332,329

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,125.00	06/16/2023	USD	29,000	290	$ 3,935,188	$ 4,161,500

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 38	GSI	Pay	1.40%	11/16/2022	USD	3,000,000	$(3,090)	$(2,938)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(3,090)	$(2,938)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Morgan Stanley, 3.75%, 02/25/2023	1.00%	Quarterly	12/20/2022	0.55%	USD	400,000	$ 520	$ 602	$ (82)

Credit Default Swap Agreements on Credit Indices - Buy Protection (V)

Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 39	1.00%	Quarterly	12/20/2027	USD	19,700,000	$63,876	$93,919	$(30,043)

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 36	1.00%	Quarterly	12/20/2026	USD	632,000	$(45,447)	$(18,744)	$(26,703)
MSCI Emerging Markets Index - Series 38	1.00	Quarterly	12/20/2027	USD	200,000	(19,859)	(16,467)	(3,392)

Total						$(65,306)	$(35,211)	$(30,095)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	500,000	$(25,006)	$2	$(25,008)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,900,000	(94,192)	921	(95,113)
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	2,900,000	531,519	—	531,519

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.45%	Semi-Annually/Quarterly	07/16/2031	USD	2,400,000	$440,415	$—	$440,415
3-Month USD-LIBOR	Pay	1.47	Semi-Annually/Quarterly	07/15/2031	USD	2,700,000	491,189	—	491,189
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,900,000	330,711	—	330,711
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	2,000,000	499,575	(62,983)	562,558
12-Month USD -SOFR	Pay	1.75	Annually	12/15/2051	USD	2,200,000	534,064	(90,340)	624,404
6-Month EUR-EURIBOR	Receive	1.75	Semi-Annually/Annually	03/15/2033	EUR	4,100,000	(478,420)	(427,128)	(51,292)

Total							$2,229,855	$(579,528)	$2,809,383

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA9	GSI	0.50%	Monthly	09/17/2058	USD	4,651	$(12)	$(251)	$239

Value
OTC Swap Agreements, at value (Liabilities)	$ (12)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	76	12/30/2022	$15,808,882	$15,609,687	$—	$(199,195)
5-Year U.S. Treasury Notes	34	12/30/2022	3,750,834	3,655,266	—	(95,568)
10-Year U.S. Treasury Notes	262	12/20/2022	30,638,956	29,360,375	—	(1,278,581)
30-Year U.S. Treasury Bonds	116	12/20/2022	15,761,665	14,663,125	—	(1,098,540)
E-Mini Russell 2000® Index	228	12/16/2022	21,471,317	19,035,720	—	(2,435,597)
MSCI EAFE Index	459	12/16/2022	43,056,657	38,110,770	—	(4,945,887)
S&P 500® E-Mini Index	260	12/16/2022	53,430,011	46,819,500	—	(6,610,511)

Total					$—	$(16,663,879)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(55)	12/20/2022	$(6,899,846)	$(6,516,640)	$383,206	$—
Euro OAT	(31)	12/08/2022	(4,224,977)	(4,014,011)	210,966	—
U.S. Treasury Ultra Bonds	(9)	12/20/2022	(1,346,612)	(1,233,000)	113,612	—

Total					$707,784	$—

Total Futures Contracts					$707,784	$(16,663,879)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/04/2022	USD	1,278,186	GBP	1,105,000	$44,293	$—
CITI	10/03/2022	USD	618,368	PEN	2,399,269	16,353	—
CITI	10/03/2022	PEN	2,399,269	USD	618,927	—	(16,911)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	10/04/2022	USD	5,367	BRL	28,230	$139	$—
CITI	10/04/2022	BRL	56,460	USD	10,974	—	(518)
CITI	12/09/2022	MXN	84,000	USD	4,120	—	(3)
CITI	12/15/2022	PEN	2,399,269	USD	613,844	—	(16,877)
CITI	01/04/2023	USD	5,379	BRL	28,230	258	—
CITI	02/01/2023	USD	1,477,593	PEN	5,892,641	16,454	—
GSB	10/03/2022	USD	119,066	DKK	885,000	2,387	—
HSBC	10/04/2022	USD	2,523,513	EUR	2,524,000	49,194	—
HSBC	11/01/2022	USD	116,555	DKK	885,000	—	(363)
HSBC	11/02/2022	USD	2,486,259	EUR	2,524,000	6,978	—

Total						$136,056	$(34,672)

INVESTMENT VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$22,053,092	$—	$22,053,092
Corporate Debt Securities	—	73,392,122	—	73,392,122
Foreign Government Obligations	—	6,338,869	—	6,338,869
Loan Assignments	—	570,632	627,566	1,198,198
Mortgage-Backed Securities	—	14,628,483	—	14,628,483
Municipal Government Obligations	—	1,785,367	—	1,785,367
U.S. Government Agency Obligations	—	33,255,734	—	33,255,734
U.S. Government Obligations	—	49,368,573	—	49,368,573
Short-Term U.S. Government Agency Obligation	—	4,300,235	—	4,300,235
Short-Term U.S. Government Obligations	—	103,494,036	—	103,494,036
Other Investment Company	38,364,908	—	—	38,364,908
Repurchase Agreements	—	75,671,745	—	75,671,745
Over-the-Counter Options Purchased	4,161,500	—	—	4,161,500

Total Investments	$42,526,408	$384,858,888	$627,566	$428,012,862

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$64,396	$—	$64,396
Centrally Cleared Interest Rate Swap Agreements	—	2,827,473	—	2,827,473
Futures Contracts (Y)	707,784	—	—	707,784
Forward Foreign Currency Contracts (Y)	—	136,056	—	136,056

Total Other Financial Instruments	$707,784	$3,027,925	$—	$3,735,709

LIABILITIES
Other Financial Instruments
Over-the-Counter Credit Default Swaptions Written	$—	$(2,938)	$—	$(2,938)
Centrally Cleared Credit Default Swap Agreements	—	(65,306)	—	(65,306)
Centrally Cleared Interest Rate Swap Agreements	—	(597,618)	—	(597,618)
Over-the-Counter Credit Default Swap Agreements	—	(12)	—	(12)
Futures Contracts (Y)	(16,663,879)	—	—	(16,663,879)
Forward Foreign Currency Contracts (Y)	—	(34,672)	—	(34,672)

Total Other Financial Instruments	$(16,663,879)	$(700,546)	$—	$(17,364,425)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $57,078,611, representing 15.0% of the Portfolio’s net assets.

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Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $62,353,984, collateralized by cash collateral of $38,364,908 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $25,295,368. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2022, the total value of Regulation S securities is $1,473,067, representing 0.4% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of September 30, 2022; the maturity dates disclosed are the ultimate maturity dates.
(G)	Restricted security. At September 30, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG 3.04%, 05/28/2032	05/25/2021 - 06/21/2021	$503,936	$358,173	0.1%

(H)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2022, the value of this security is $216,459, representing 0.1% of the Portfolio’s net assets.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Fixed rate loan commitment at September 30, 2022.
(K)	Security is Level 3 of the fair value hierarchy.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2022, the value of the security is $627,566, representing 0.2% of the Portfolio’s net assets.
(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2022 was $0 at a weighted average interest rate of 0.00%.
(O)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $307,420.
(P)	Rates disclosed reflect the yields at September 30, 2022.
(Q)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $541,161.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(W)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

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Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
MSC	Morgan Stanley & Co.

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 15